Transfers of financial assets and servicing assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Securitizations Of Financial Assets Accounted For As Sale [Text Block]
	Proceeds obtained during the year ended December 31, 2011
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Trading account securities:
Mortgage-backed securities - GNMA	-	$907,238	-	$907,238
Mortgage-backed securities - FNMA	-	206,437	-	206,437
Total trading account securities	-	$1,113,675	-	$1,113,675
Mortgage servicing rights	-	-	$18,826	$18,826
Total	-	$1,113,675	$18,826	$1,132,501

	Proceeds obtained during the year ended December 31, 2010
(In thousands)	Level 1	Level 2	Level 3	Initial fair value
Assets
Investments securities available for sale:
Mortgage-backed securities - GNMA	-	$6,554	-	$6,554
Mortgage-backed securities - FNMA	-	-	-	-
Total investment securities available-for-sale	-	$6,554	-	$6,554
Trading account securities:
Mortgage-backed securities - GNMA	-	$635,575	$4,147	$639,722
Mortgage-backed securities - FNMA	-	171,252	-	171,252
Total trading account securities	-	$806,827	$4,147	$810,974
Mortgage servicing rights	-	-	$14,691	$14,691
Total	-	$813,381	$18,838	$832,219

Changes in MSRs Measured Using the Fair Value Method
Residential MSRs
(In thousands)	2011	2010
Fair value at beginning of period	$166,907	$169,747
Purchases	1,732	4,693
Servicing from securitizations or asset transfers	19,971	15,326
Changes due to payments on loans [1]	(13,156)	(13,985)
Reduction due to loan repurchases	(3,717)	(2,911)
Changes in fair value due to changes in valuation model inputs or assumptions [2]	(20,188)	(5,963)
Other disposals	(226)	-
Fair value at end of period	$151,323	$166,907
[1]	Represents changes due to collection / realization of expected cash flows over time.
[2]	Change in fair value during 2011 was principally related to an increase in the delinquency, foreclosure and base cost assumption.

Key Economic Assumptions Used in measuring the Servicing Rights Retained at the Date of the Residential Mortgage Loan Securitizations and Whole Loan Sales by the Banking Subsidiaries
	2011		2010
Prepayment speed	5.8%		5.9%
Weighted average life	17.3	years	17.1	years
Discount rate (annual rate)	11.5%		11.4%

Schedule of Servicing Assets at Amortized Value [Table Text Block]
(In thousands)	2011	2010
Balance at beginning of year	$1,697	$2,758
Rights originated / purchased	-	-
Amortization	(610)	(1,061)
Balance at end of year	$1,087	$1,697
Less: Valuation allowance	-	-
Balance at end of year, net of valuation allowance	$1,087	$1,697
Fair value at end of year	$3,336	$4,274

Qualitative and Quantitative Information, Transferor's Continuing Involvement [Table Text Block]
2011
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$10,561,084	$953,305	$310,219
Construction	547,673	386,099	35,347
Lease financing	563,867	8,313	3,611
Mortgage	9,076,243	1,382,534	29,439
Consumer	3,673,755	105,644	155,765
Covered loans	4,348,703	1,324,345	20,690
Less:
Loans securitized / sold	(3,456,933)	(301,960)	(1,434)
Loans held-for-sale	(363,093)	(263,648)	1,101
Loans held-in-porfolio	$24,951,299	$3,594,632	$554,738

2010
(In thousands)	Total principal amount of loans, net of unearned	Principal amount 60 days or more past due	Net credit losses
Loans (owned and managed):
Commercial	$11,454,013	$860,554	$476,433
Construction	913,595	654,050	486,673
Lease financing	602,993	8,435	10,427
Mortgage	8,927,303	1,554,033	293,582
Consumer	3,705,984	136,483	214,163
Covered loans	4,836,882	183,799	-
Less:
Loans securitized / sold	(3,981,915)	(423,345)	(1,419)
Loans held-for-sale	(893,938)	-	(327,207)
Loans held-in-portfolio	$25,564,917	$2,974,009	$1,152,652

Originated Mortgage Servicing Rights M S R [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Originated MSRs

(In thousands)	December 31, 2011		December 31, 2010
Fair value of retained interests	$99,280		$101,675
Weighted average life	13.0	years	12.5	years
Weighted average prepayment speed (annual rate)	7.7%		8.0%
Impact on fair value of 10% adverse change	$(2,744)		$(3,413)
Impact on fair value of 20% adverse change	$(5,800)		$(6,651)
Weighted average discount rate (annual rate)	12.6%		12.8%
Impact on fair value of 10% adverse change	$(3,913)		$(4,479)
Impact on fair value of 20% adverse change	$(7,948)		$(8,605)

Purchased Mortgage Servicing Rights M S R [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
Purchased MSRs

(In thousands)	December 31, 2011		December 31, 2010
Fair value of retained interests	$52,043		$65,232
Weighted average life	14.6	years	12.7	years
Weighted average prepayment speed (annual rate)	6.9%		7.9%
Impact on fair value of 10% adverse change	$(1,887)		$(1,963)
Impact on fair value of 20% adverse change	$(3,303)		$(3,956)
Weighted average discount rate (annual rate)	11.4%		11.5%
Impact on fair value of 10% adverse change	$(2,376)		$(2,353)
Impact on fair value of 20% adverse change	$(4,214)		$(4,671)

Serviced Small Business Administration Commercial Loans [Member]
Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets
SBA Loans
(In thousands)	2011		2010
Carrying amount of retained interests	$1,087		$1,697
Fair value of retained interests	$3,336		$4,274
Weighted average life	3.2	years	3.2	years
Weighted average prepayment speed (annual rate)	5.5%		8.0%
Impact on fair value of 10% adverse change	$(46)		$(86)
Impact on fair value of 20% adverse change	$(95)		$(178)
Weighted average discount rate (annual rate)	13.0%		13.0%
Impact on fair value of 10% adverse change	$(103)		$(130)
Impact on fair value of 20% adverse change	$(210)		$(265)